SCHEDULE OF CASH FLOW ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 20, 2026	Jun. 30, 2026	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Net cash provided by operating activities	$ 3,679	$ 3,679	$ 3,300
Net cash used in investing activities	(707)	(707)	(261)
Net cash used in financing activities			(1,789)
Net increase in cash and cash equivalents	$ 2,972		$ 1,250